Investment Objectives and Goals - T-REX 2X INVERSE DRAM DAILY TARGET ETF	Jul. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE DRAM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of DRAM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.